Related party transactions - Financing (Details) - EUR (€)	Mar. 31, 2018	Dec. 31, 2017
Balances
Accounts Payables	€ 236,237,000	€ 147,349,000
Transactions
Outstanding borrowings	6,669,533,000	6,678,407,000
Bonds
Transactions
Outstanding borrowings	3,736,039,000	3,810,483,000
Fresenius SE (largest shareholder)
Balances
Accounts Receivable	108,764,000	91,026,000
Accounts Payables	€ 84,172,000	€ 76,159,000
Fresenius SE (largest shareholder) | Bonds | Unsecured Term Loan Receivable
Transactions
Interest rate on borrowings (as a percent)	0.825%	0.825%
Outstanding borrowings	€ 37,800,000	€ 6,000,000
General Partner
Balances
Accounts Receivable	181,000	246,000
Accounts Payables	€ 24,941,000	€ 23,020,000
General Partner | Unsecured debt - originated in 2009
Transactions
Interest rate on borrowings (as a percent)	1.10%
Outstanding borrowings	€ 1,500,000
General Partner | Unsecured debt - originated in 2013
Transactions
Interest rate on borrowings (as a percent)	1.10%
Outstanding borrowings	€ 1,500,000
Subsidiary of Fresenius SE | Bonds
Transactions
Interest rate on borrowings (as a percent)	5.25%	5.25%
Outstanding borrowings	€ 6,000,000	€ 6,000,000